Stock Options (Details) - Schedule of additional information regarding stock options outstanding	3 Months Ended
Jan. 31, 2023 CAD ($) $ / shares shares
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	157,666
Weighted average remaining contractual life (years) outstanding	6 years 2 months 12 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 20.45
Number of stock options exercisable	82,389
Weighted average exercise price Exercisable (in Dollars) | $	$ 20.33
5.55 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 5.55
Number of stock options outstanding	16,000
Weighted average remaining contractual life (years) outstanding	3 years 3 months 25 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 5.55
Number of stock options exercisable	8,000
Weighted average exercise price Exercisable (in Dollars) | $	$ 5.55
16.80 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 16.8
Number of stock options outstanding	29,333
Weighted average remaining contractual life (years) outstanding	9 years 3 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 16.8
Number of stock options exercisable	14,389
Weighted average exercise price Exercisable (in Dollars) | $	$ 16.8
20.40 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 20.4
Number of stock options outstanding	12,667
Weighted average remaining contractual life (years) outstanding	8 years 10 months 9 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 20.4
Number of stock options exercisable	12,667
Weighted average exercise price Exercisable (in Dollars) | $	$ 20.4
22.50 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 22.5
Number of stock options outstanding	35,000
Weighted average remaining contractual life (years) outstanding	3 years 3 months 21 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 22.5
Number of stock options exercisable	18,750
Weighted average exercise price Exercisable (in Dollars) | $	$ 22.5
23.40 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 23.4
Number of stock options outstanding	6,000
Weighted average remaining contractual life (years) outstanding	6 years 2 months 26 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 23.4
Number of stock options exercisable	2,750
Weighted average exercise price Exercisable (in Dollars) | $	$ 23.4
24.00 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 24
Number of stock options outstanding	31,333
Weighted average remaining contractual life (years) outstanding	9 years 3 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 24
Number of stock options exercisable	10,444
Weighted average exercise price Exercisable (in Dollars) | $	$ 24
24.90 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 24.9
Number of stock options outstanding	4,000
Weighted average remaining contractual life (years) outstanding	3 years 7 months 20 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 24.9
Number of stock options exercisable	4,000
Weighted average exercise price Exercisable (in Dollars) | $	$ 24.9
25.20 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 25.2
Number of stock options outstanding	20,000
Weighted average remaining contractual life (years) outstanding	3 years 5 months 1 day
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 25.2
Number of stock options exercisable	10,000
Weighted average exercise price Exercisable (in Dollars) | $	$ 25.2
30.00 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices (in Dollars per share) | $ / shares	$ 30
Number of stock options outstanding	3,333
Weighted average remaining contractual life (years) outstanding	8 years 10 months 9 days
Weighted average exercise price outstanding (in Dollars per share) | $ / shares	$ 30
Number of stock options exercisable	1,389
Weighted average exercise price Exercisable (in Dollars) | $	$ 30